INCOME TAX EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAX EXPENSES
Schedule of current and deferred components of income taxes

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current tax expenses	26,854	(4,470)	65
Deferred tax (benefit) expense	(21,115)	22,644	1,670
Income tax expenses	5,739	18,174	1,735

Schedule of reconciliation between income tax expenses computed by applying PRC enterprise tax rate before income taxes and actual provision

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Income (loss) from operations in the PRC	89,126	(272,186)	(80,815)
Income (loss) from overseas entities	5,504	7,730	(6,783)
Income (loss) before income tax	94,630	(264,456)	(87,598)
Tax expense (benefit) at PRC enterprise income tax rate of 25%	23,658	(66,114)	(21,899)
Income tax on tax holiday(1)	(16,872)	6,310	(6,743)
Tax effect of permanent differences(2)	(28,303)	(30,550)	(18,621)
Change in valuation allowance(3)	22,153	107,603	46,724
Effect of share-based compensation	7,111	2,934	16
Effect of income tax in jurisdictions other than the PRC	(2,008)	(2,009)	2,258
Income tax expenses	5,739	18,174	1,735
(1)	The income tax on tax holidays represents the effect of preferential income tax rate enjoyed by Foshan Viomi, Guangdong Lizi and Yunmi Hulian. Foshan Viomi was qualified as an HNTE and enjoyed the beneficial tax rate of 15% for the three years ended December 31, 2021, 2022 and 2023. Foshan Viomi applied for HNTE qualification renewal in 2022, and obtained approval in December 2022. It is entitled to enjoy the preferential tax rate of 15% as an HNTE for three years starting from 2022 and should apply for HNTE qualification renewal in 2025. Guangdong Lizi applied for HNTE qualification renewal in 2023. It entitled to enjoy the preferential tax rate of 15% as an HNTE for three years starting from 2023 and should apply for HNTE qualification renewal in 2026. Yunmi Hulian applied for the HNTE qualification and obtained approval in December 2021. It is entitled to enjoy the preferential tax rate of 15% as an HNTE for three years starting from 2021 and should apply for HNTE qualification renewal in 2024.
(2)	The permanent book-tax differences mainly consisted of R&D super deductions.
(3)	Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowance for the years ended December 31, 2021, 2022 and 2023 were provided for net operating loss carry forward of certain group entities which reported loss because it was more likely than not that such deferred tax assets would not be realized based on the Group’s estimate of their future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

Schedule of per share effect of tax holidays

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net income per share effect – basic	0.02	0.06	0.01
Net income per share effect – diluted	0.02	0.06	0.01

Schedule of significant components of deferred tax assets

	As of December 31,
	2022	2023
	RMB	RMB
Accrued expenses and others	21,935	22,219
Net operating loss carry forwards	151,463	193,865
Inventories write downs	1,040	3,397
Deferred income	86	97
Total deferred tax assets	174,524	219,578
Less: valuation allowance	(161,864)	(208,588)
Deferred tax assets, net	12,660	10,990

Schedule of movement of valuation allowance

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of the year	32,926	54,261	161,864
Provided	21,335	107,603	46,724
Balance at end of the year	54,261	161,864	208,588